                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21374
                                   ---------

                         PIMCO Floating Rate Income Fund
                         -------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices)   (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: January 31
                          ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO SHAREHOLDER

SEMI-ANNUAL REPORT
1.31.04

PIMCO FLOATING RATE INCOME FUND

[PFL LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                                  1

Performance Summary and Statistics                      2

Schedule of Investments                              3-13

Statement of Assets and Liabilities                    14

Statement of Operations                                15

Statement of Changes in Net Assets                     16

Statement of Cash Flows                                17

Notes to Financial Statements                       18-23

Financial Highlights                                   24

[PIMCO ADVISORS LOGO]

PIMCO FLOATING RATE INCOME FUND LETTER TO SHAREHOLDERS

                                                                   March 5, 2004

Dear Shareholder:

We are pleased to provide you with the initial financial report of the PIMCO Floating Rate Income Fund (the "Fund") for the period August 29, 2003 (commencement of operations) through January 31, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager, and Pacific Investment Management Company LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Stephen Treadway                          /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO FLOATING RATE INCOME FUND PERFORMANCE SUMMARY AND STATISTICS January 31, 2004 (unaudited)

SYMBOL:
PFL

OBJECTIVE:
Seeks high current income, consistent with the preservation of capital.

PRIMARY INVESTMENTS:
Floating rate debt instruments, substantial portion of which will be senior floating rate loans.

INCEPTION DATE:
August 29, 2003

TOTAL NET ASSETS(1):
$555.7 million

PORTFOLIO MANAGERS:
Raymond G. Kennedy
David C. Hinman
Jason R. Rosiak

TOTAL RETURN(2):                                    MARKET PRICE            NAV
--------------------------------------------------------------------------------
Commencement of Operations (8/29/03) to 1/31/04     2.12%                   1.93%

[CHART]

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (8/29/03) to 1/31/04

 8/29/2003           $  19.31      $  20.00
  9/5/2003           $  19.29      $  20.01
 9/12/2003           $  19.31      $  20.15
 9/19/2003           $  19.33      $  20.29
 9/26/2003           $  19.34      $  20.04
 10/3/2003           $  19.37      $  20.01
10/10/2003           $  19.42      $  20.03
10/17/2003           $  19.44      $  20.20
10/24/2003           $  19.45      $  20.22
10/31/2003           $  19.41      $  20.03
 11/7/2003           $  19.30      $  20.16
11/14/2003           $  19.24      $  20.10
11/21/2003           $  19.25      $  20.08
11/28/2003           $  19.27      $  19.98
 12/5/2003           $  19.36      $  19.62
12/12/2003           $  19.30      $  19.40
12/19/2003           $  19.35      $  19.42
12/26/2003           $  19.38      $  19.58
  1/2/2004           $  19.42      $  19.84
  1/9/2004           $  19.51      $  19.61
 1/16/2004           $  19.42      $  19.76
 1/23/2004           $  19.48      $  19.75
 1/31/2004           $  19.41      $  20.10

MARKET PRICE / NET ASSET VALUE:

Market Price                                    $ 20.10
-------------------------------------------------------
Net Asset Value ("NAV")                         $ 19.41
-------------------------------------------------------
Premium (Discount) to NAV                          3.55%
-------------------------------------------------------
Market Price Yield(3)                              4.61%
-------------------------------------------------------

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at January 31, 2004.

PIMCO FLOATING RATE INCOME FUND SCHEDULE OF INVESTMENTS
January 31, 2004 (unaudited)

 PRINCIPAL
    AMOUNT
     (000)                                                                                             VALUE
SENIOR LOAN PARTICIPATIONS (a) (b) (c)--54.0%

ADVERTISING - 0.3%
$    2,000    Lamar Advertising Co., 3.4375%, 6/30/10, Term B
                (Morgan Stanley Senior Funding Inc.)
                (acquired 10/1/03; cost-$2,005,000)                                          $     2,020,834
                                                                                             ---------------

APPAREL & TEXTILES - 0.7%
     4,000    Simmons & Co., 5.125%, 6/19/12, Term C
                (Deutsche Bank AG) (acquired 12/10/03; cost-$4,000,000)                            4,042,500
                                                                                             ---------------

AUTOMOTIVE - 2.6%
       218    Hayes Lemmerz International Inc., 4.90%, 6/30/09, Term B
                (Citibank, N.A.) (acquired 12/8/03; cost-$221,206)                                   221,929
       880    Hayes Lemmerz International Inc., 4.95%, 6/30/09, Term B
                (Citibank, N.A.) (acquired 10/16/03-12/8/03; cost-$891,256)                          896,220
       440    Hayes Lemmerz International Inc., 4.96%, 6/30/09, Term B
                (Citibank, N.A.) (acquired 10/16/03-12/8/03; cost-$442,409)                          448,110
     2,414    Hayes Lemmerz International Inc., 4.97%, 6/30/09, Term B
                (Citibank, N.A.) (acquired 10/16/03-12/8/03; cost-$2,440,863)                      2,456,647
     1,990        Pacificare Systems Inc., 3.93%, 6/30/08, Term B
                (JP Morgan Chase) (acquired 9/4/03; cost-$2,004,682)                               2,013,631
     1,397    Tenneco Automotive Inc., 4.37%, 12/30/10, Term B1
                (Morgan Stanley Senior Funding Inc.)
                (acquired 12/10/03-1/15/04; cost-$1,405,404)                                       1,415,754
     3,103    Tenneco Automotive Inc., 4.44%, 12/30/10, Term B1
                (Morgan Stanley Senior Funding Inc.)
                (acquired 12/10/03-1/15/04; cost-$3,123,147)                                       3,155,173
     1,000    TRW Automotive Inc., 3.1875%, 2/28/09, Term A 1
                (JP Morgan Chase)
                (acquired 1/8/04-1/15/04; cost-$997,529)                                           1,017,500
     4,000    TRW Automotive Inc., 3.6875%, 2/28/11, Term D 1
                (JP Morgan Chase) (acquired 1/8/04; cost-$4,024,290)                               4,070,000
                                                                                             ---------------
                                                                                                  15,694,964
                                                                                             ===============

BUSINESS SERVICES - 0.4%
     2,500    Inmac Corp., 4.6113%, 10/10/10, Term B (Credit Suisse First Boston)
                (acquired 1/20/04; cost-$2,500,000)                                                2,507,812
                                                                                             ---------------

CHEMICALS - 3.0%
     1,149    Cognis BV, 3.9625%, 11/11/09, Term B (JP Morgan Chase)
                (acquired 1/23/04; cost-$1,155,679)                                                1,155,679
     1,992    Cognis BV, 5.677%, 9/20/10, Term B (JP Morgan Chase)
                (acquired 1/23/04; cost-$1,991,665)                                                2,002,619
     2,997    Georgia Gulf Corp., 3.625%, 12/2/10, Term D
                (JP Morgan Chase) (acquired 11/25/03; cost-$2,997,000)                             3,023,224
     1,805    Hercules Inc., 3.62%, 5/25/07, Term HPC
                (Credit Suisse First Boston)
                (acquired 10/22/03; cost-$1,822,326)                                               1,817,293
       180    Hercules Inc., 3.67%, 5/25/07, Term HPC
                (Credit Suisse First Boston) (acquired 10/22/03; cost-$182,234)                      181,729
        11    Kraton Polymers Group., 3.6875%, 12/2/09
                (Goldman Sachs Credit Partners)
                (acquired 12/11/03-1/7/04; cost-$11,207)                                              11,292

 PRINCIPAL
    AMOUNT
     (000)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------
CHEMICALS (CONCLUDED)
$    3,989    Kraton Polymers Group., 3.75%, 12/2/09
                (Goldman Sachs Credit Partners)
                (acquired 12/11/03-1/7/04; cost-$4,023,402)                                  $     4,053,708
     5,500    Nalco Co., 3.60%, 11/1/10, Term B
                (Citicorp North America, Inc.)
                (acquired 10/31/03; cost-$5,500,000)                                               5,569,322
                                                                                             ---------------
                                                                                                  17,814,866
                                                                                             ===============

CONSUMER PRODUCTS - 0.9%
     1,835    Church & Dwight Co., 3.37%, 9/30/07, Term B
                (JP Morgan Chase) (acquired 10/10/03; cost-$1,835,400)                             1,859,490
     1,138    Rayovac Corp., 4.85%, 10/1/09, Term B
                (Bank of America) (acquired 9/26/03; cost-$1,145,501)                              1,146,733
     1,070    Rayovac Corp., 4.87%, 10/1/09, Term B
                (Bank of America) (acquired 9/26/03; cost-$1,077,963)                              1,078,578
     1,049    Rayovac Corp., 4.93%, 10/1/09, Term B
                (Bank of America) (acquired 9/26/03; cost-$1,054,300)                              1,056,992
                                                                                             ---------------
                                                                                                   5,141,793
                                                                                             ===============

CONTAINERS - 3.4%
     2,850    Crown Cork & Seal Co., Inc., 4.17%, 8/26/08, Term B
                (Citigroup Global Markets) (acquired 8/29/03; cost-$2,874,734)                     2,889,188
     3,624    Graphic Packaging International Corp., 3.92%, 8/8/10, Term B
                (JP Morgan Chase) (acquired 8/29/03; cost-$3,643,748)                              3,681,076
       356    Graphic Packaging International Corp., 3.93%, 8/8/10, Term B
                (JP Morgan Chase) (acquired 8/29/03; cost-$357,437)                                  361,111
     4,235    Jefferson Stone Container Corp., 3.6875%, 6/30/09, Term B
                (Deutsche Bank AG) (acquired 8/29/03-9/25/03; cost-$4,263,661)                     4,272,507
       718    Jefferson Stone Container Corp., 3.6875%, 6/30/09, Term C
                (Deutsche Bank AG) (acquired 8/29/03-9/25/03; cost-$722,685)                         723,904
     4,250    Owens-Illinois Inc., 3.88%, 4/1/08
                (DeutscheBank AG) (acquired 8/29/03-9/18/03; cost-$4,267,975)                      4,291,616
     3,975    Silgan Holdings Inc., 3.45%, 11/30/08 Term B
                (Deutsche Bank AG) (acquired 11/14/03-1/7/04; cost-$3,993,687)                     4,032,697
                                                                                             ---------------
                                                                                                  20,252,099
                                                                                             ===============

DRUGS & MEDICAL PRODUCTS - 0.3%
       164    Alpharma Inc., 4.35%, 10/5/08, Term B
                (Bank of America) (acquired 1/30/04; cost-$164,368)                                  164,328
       141    Alpharma Inc., 4.39%, 7/15/08, Term B
                (Bank of America) (acquired 10/22/03; cost-$141,770)                                 141,735
       520    Alpharma Inc., 4.43%, 7/15/08, Term B
                (Bank of America) (acquired 10/22/03; cost-$522,619)                                 522,489
       340    Alpharma Inc., 4.48%, 7/15/08, Term B
                (Bank of America) (acquired 10/22/03; cost-$341,141)                                 341,049
       453    Alpharma Inc., 4.52%, 7/15/08, Term B
                (Bank of America) (acquired 10/22/03; cost-$454,850)                                 454,732
                                                                                             ---------------
                                                                                                   1,624,333
                                                                                             ===============

ENERGY - 1.7%
     2,000    Calpine Corp., 7.50%, 8/13/09,
                (Goldman Sachs & Co.) (acquired 9/2/03; cost-$2,041,320)                           2,141,250
     1,042    NRG Energy Inc., 5.07%, 12/23/10,
                (Credit Suisse First Boston) (acquired 12/19/03; cost-$1,036,527) (d)              1,040,426

 PRINCIPAL
    AMOUNT
     (000)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------
ENERGY (CONCLUDED)
$    1,860    NRG Energy Inc., 5.50%, 5/8/10,
                (Credit Suisse First Boston) (acquired 12/19/03; cost-$1,860,417)            $     1,926,307
     2,250    Parker Drilling Co., 5.36%, 10/10/07
                (Lehman Brothers Co.) (acquired 10/8/03; cost-$2,257,028)                          2,268,985
       750    Parker Drilling Co., 5.42%, 10/10/07
                (Lehman Brothers Co.) (acquired 10/8/03; cost-$729,169)                              756,329
     2,000    Pride International Inc., 3.655%, 1/15/09
                (Credit Lyonnais) (acquired 12/16/03; cost-$2,000,000) (d)                         1,999,506
                                                                                             ---------------
                                                                                                  10,132,803
                                                                                             ===============

FINANCIAL SERVICES - 1.4%
     1,000    Atlantic Broadcast, 4.37%, 4/1/09, Term B (Merrill Lynch)
                (acquired 1/30/04; cost-$1,000,000)                                                1,000,000
     2,000    Green Tree Financial Corp., 3.9125%, 12/15/10, Term B
                (Bank of America) (acquired 12/1/03; cost-$2,000,000)                              2,025,000
     5,500    Nextel Finance Corp., 3.4375%, 12/15/10, Term E
                (JP Morgan Chase) (acquired 12/5/03; cost-$5,493,246)                              5,572,617
                                                                                             ---------------
                                                                                                   8,597,617
                                                                                             ===============

FOOD & BEVERAGE - 0.9%
       850    Constellation Brands, Inc. 3.125%, 11/30/08, Term B
                (JP Morgan Chase) (acquired 11/3/03; cost-$850,000)                                  860,802
       425    Constellation Brands, Inc. 3.1875%, 11/30/08, Term B
                (JP Morgan Chase) (acquired 11/3/03; cost-$425,000)                                  430,401
       850    Constellation Brands, Inc. 3.25%, 11/30/08, Term B
                (JP Morgan Chase) (acquired 11/3/03; cost-$850,000)                                  860,802
     3,000    Dr. Pepper/Seven Up Bottling Group, Inc. 3.61%, 12/19/10, Term B
                (JP Morgan Chase) (acquired 12/18/03; cost-$3,000,000)                             3,042,501
                                                                                             ---------------
                                                                                                   5,194,506
                                                                                             ===============

FOOD SERVICES - 1.3%
     2,869    Del Monte Foods Co., 4.87%, 12/20/10, Term B
                (Bank of America) (acquired 8/29/03-10/1/03; cost-$2,898,049)                      2,906,559
       681    Del Monte Foods Co., 4.92%, 12/20/10, Term B
                (Bank of America) (acquired 8/29/03-10/1/03; cost-$688,057)                          690,081
     4,000    Michaels Foods, Inc., 5.21375% 11/30/11, Term C
                (Bank of America) (acquired 11/13/03-1/7/04; cost-$4,032,499)                      4,097,500
                                                                                             ---------------
                                                                                                   7,694,140
                                                                                             ===============

HEALTH & HOSPITALS - 2.5%
       519    Beverly Enterprises Inc., 4.37%, 10/30/08, Term B
                (Lehman Brothers Co.) (acquired 10/20/03; cost-$517,775)                             518,519
     1,476    Beverly Enterprises Inc., 4.42%, 10/30/08, Term B
                (Lehman Brothers Co.) (acquired 10/20/03; cost-$1,472,517)                         1,498,925
     2,000    Community Health Systems Inc., 3.67%, 7/16/10, Term B
                (Morgan Stanley & Co.) (acquired 9/4/03; cost-$2,008,376)                          2,030,750
       207    Davita, Inc. 3.37%, 6/23/09, Term B
                (Credit Suisse First Boston) (acquired 12/2/03; cost-$208,505)                       209,319
       972    Davita, Inc. 3.38375%, 6/23/09, Term B
                (Credit Suisse First Boston) (acquired 10/17/03-12/2/03; cost-$981,876)              983,314

 PRINCIPAL
    AMOUNT
     (000)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------
HEALTH & HOSPITALS (CONCLUDED)
$      546    Davita, Inc. 3.4125%, 6/23/09, Term B
                (Credit Suisse First Boston) (acquired 10/17/03; cost-$551,320)              $       551,920
       764    Davita, Inc. 3.4625%, 6/23/09, Term B
                (Credit Suisse First Boston)
                (acquired 10/17/03-12/2/03; cost-$771,230)                                           772,688
     5,210    Davita, Inc. 3.66%, 6/23/09, Term B
                (Credit Suisse First Boston)
                (acquired 8/29/03-12/2/03; cost-$5,236,002)                                        5,268,898
       764    Davita, Inc. 3.68%, 6/23/09, Term B
                (Credit Suisse First Boston) (acquired 10/17/03-12/2/03; cost-$771,230)              772,688
     2,036    Fresenius Medical Care AG, 3.39%, 2/21/10,
                Term C (Bank of America) (acquired 1/28/04; cost-$2,071,132)                       2,057,775
                                                                                             ---------------
                                                                                                  14,664,796
                                                                                             ===============

HOTELS/GAMING - 1.9%
     4,565    Extended Stay America, Inc., 4.85%, 1/15/08
                (Morgan Stanley & Co.) (acquired 9/4/03-10/13/03; cost-$4,605,674)                 4,638,243
     3,250    MGM Mirage, Inc., 2.745%, 11/30/08
                (Bank of America) (acquired 10/27/03; cost-$3,248,327)                             3,239,844
     3,250    MGM Mirage, Inc., 2.795%, 11/30/08
                (Bank of America) (acquired 11/13/03; cost-$3,248,326)                             3,239,844
                                                                                             ---------------
                                                                                                  11,117,931
                                                                                             ===============

HOUSEHOLD PRODUCTS - 0.6%
     1,000    Springer S.A., 3.8713%, 9/16/11, Term B2 (Barclays Capital)
                (acquired 9/11/03; cost-$997,613) (d)                                                998,976
     2,800    Springer S.A., 4.3713%, 9/16/12, Term C2 (Barclays Capital)
                (acquired 9/11/03-9/25/03; cost-$2,801,976) (d)                                    2,804,693
                                                                                             ---------------
                                                                                                   3,803,669
                                                                                             ===============

MACHINERY - 0.9%
     5,000    Agco Corp., 5.00%, 6/15/09, Term B
                (Rabobank Nederland)
                (acquired 12/2/03-1/15/04; cost-$5,023,750)                                        5,090,625
                                                                                             ---------------

MANUFACTURING - 1.9%
     5,500    Cinram International, Inc. 4.85%, 10/10/09, Term B
                (Citibank N.A.) (acquired 10/10/03-11/24/03; cost-$5,480,240)                      5,521,483
     4,000    Roper Industries, Inc., 3.15%, 12/26/08, Term B
                (JP Morgan Chase)
                (acquired 12/19/03-1/7/04; cost-$4,018,594)                                        4,052,500
     1,633    SPX Corp., 3.4375%, 9/30/09, Term B
                (JP Morgan Chase) (acquired 8/29/03; cost-$1,645,808)                              1,646,380
                                                                                             ---------------
                                                                                                  11,220,363
                                                                                             ===============
MISCELLANEOUS - 0.6%
     2,500    American Tower Corp., 3.35%, 12/31/07, Term A
                (Toronto Dominion) (acquired 1/28/04 cost-$2,531,250)                              2,530,078
       698    American Tower Corp., 3.38%, 6/30/07, Term A
                (Toronto Dominion) (acquired 9/30/03; cost-$698,767)                                 701,307
         9    American Tower Corp., 3.39%, 6/30/07, Term A
                (Toronto Dominion) (acquired 9/30/03; cost-$9,851)                                     8,950

 PRINCIPAL
    AMOUNT
     (000)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------
MISCELLANEOUS (CONCLUDED)
$      357    American Tower Corp., 3.41%, 6/30/07, Term A
                (Toronto Dominion) (acquired 9/30/03; cost-$357,509)                         $       358,808
       225    American Tower Corp., 3.42%, 6/30/07, Term A
                (Toronto Dominion) (acquired 9/30/03; cost-$224,868)                                 225,685
                                                                                             ---------------
                                                                                                   3,824,828
                                                                                             ===============

MULTI-MEDIA - 6.6%
     3,000    Adelphia Communications Inc., 6.75%, 6/30/09, Term B
                (Credit Suisse First Boston)
                (acquired 9/30/03-10/14/03; cost-$2,683,010)                                       2,972,679
     4,228    Canwest Media Inc., 3.93%, 11/15/08, Term D
                (Scotia Capital) (acquired 9/2/03-12/5/03; cost-$4,241,057)                        4,273,570
     4,482    Charter Communications Holdings, LLC, 3.87%, 3/18/08, Term B
                (Bank of Ameirca) (acquired 9/3/03-1/7/04; cost-$4,304,741)                        4,423,751
     1,554    DirectTV Holdings LLC, 3.87%, 3/6/10, Term B
                (Deutsche Bank AG) (acquired 8/29/03; cost-$1,564,291)                             1,573,230
     2,446    DirectTV Holdings LLC, 3.92%, 3/6/10, Term B
                (Deutsche Bank AG) (acquired 8/29/03; cost-$2,461,458)                             2,475,522
     2,000    Emmis Communications Corp., 3.375%, 2/28/09, Term A
                (Toronto Dominion) (acquired 1/26/04; cost-$2,010,000)                             2,008,928
     7,000    Insight Midwest Holdings LLC., 3.9375%, 12/31/09, Term B
                (JP Morgan Chase) (acquired 8/29/03-11/5/03; cost-$7,015,512)                      7,047,033
     5,000    MediaCom Broadband LLC, 3.68%, 9/30/10, Term B
                (Morgan Stanley & Co.)
                (acquired 9/4/03-10/1/03; cost-$5,010,230)                                         5,055,905
     3,990    Primedia Inc., 3.9375%, 3/2/09, Term A & B
                (JP Morgan Chase)
                (acquired 9/2/03-1/7/04; cost-$3,905,258)                                          3,944,382
     3,446    Time Warner Telecommunications Inc., 2.92%, 12/31/07, Term B
                (Harold Stein Associates)
                (acquired 10/23/03-1/29/04; cost-$3,394,799)                                       3,469,637
     1,995    Time Warner Telecommunications Inc., 5.17%, 3/31/08, Term B
                (Harold Stein Associates) (acquired 9/22/03; cost-$1,986,294)                      2,008,678
       278    Univision Communications, Inc. 2.42%, 7/18/06
                (JP Morgan Chase)
                (acquired 9/24/03; cost-$275,777)                                                    276,794
                                                                                             ---------------
                                                                                                  39,530,109
                                                                                             ===============

OFFICE EQUIPMENT - 1.0%
     6,000    Xerox Corp., 3.42%, 9/30/08, Term B
                (JP Morgan Chase)
                (acquired 8/29/03-10/15/03; cost-$5,997,127)                                       6,070,314
                                                                                             ---------------

OIL & GAS - 2.4%
     4,000    Aquila, Inc., 8.00%, 5/15/06, Term Loan
                (Credit Suisse First Boston) (acquired 8/29/03; cost-$4,023,192)                   4,140,000
     2,000    Citgo Petroleum Corp., 6.42%, 2/24/06, Term B
                (Credit Suisse First Boston) (acquired 9/4/03; cost-$2,060,542)                    2,080,000
     2,250    El Paso Oil & Gas Nova Scotia, 4.60%, 12/31/06
                (Morgan Stanley & Co.) (acquired 12/10/03; cost-$2,213,914)                        2,245,781
     2,750    El Paso Oil & Gas Nova Scotia, 4.62%, 12/31/06
                (Morgan Stanley & Co.) (acquired 12/10/03; cost-$2,722,884) (d)                    2,744,145
     1,990    WH Energy Services, Inc., 4.17, 4/16/07, Term C
                (Credit Suisse First Boston) (acquired 8/29/03; cost-$2,006,990)                   2,009,900

 PRINCIPAL
    AMOUNT
     (000)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------
OIL & GAS (CONCLUDED)
$      973    WH Energy Services, Inc. 4.42, 6/1/06, Term C
                (Credit Suisse First Boston) (acquired 8/29/03; cost-$977,218)               $       982,243
                                                                                             ---------------
                                                                                                  14,202,069
                                                                                             ===============

PAPER PRODUCTS - 2.3%
     4,483    Appleton Papers Inc., 3.60%, 12/18/08, Term D
                (Bear Stearns) (acquired 12/17/03-1/27/04; cost-$4,527,715)                        4,516,292
       667    Buckeye Technologies Inc., 3.64%, 11/4/10, Term B
                (Citibank N.A.) (acquired 10/31/03-11/24/03; cost-$671,751)                          670,834
       667    Buckeye Technologies Inc., 3.67063%, 11/4/10, Term B
                (Citibank N.A.) (acquired 10/31/03-11/24/03; cost-$671,751)                          670,833
     2,150    Buckeye Technologies Inc., 3.6725%, 11/4/10, Term B
                (Citibank N.A.) (acquired 10/31/03-11/24/03; cost-$2,154,098)                      2,163,018
     2,000    Buckeye Technologies Inc., 3.76%, 11/4/10, Term B
                (Citibank N.A.) (acquired 10/31/03-11/24/03; cost-$2,008,376)                      2,012,500
         3    Buckeye Technologies Inc., 5.50%, 11/4/10, Term B
                (Citibank N.A.) (acquired 11/24/03; cost-$3,354)                                       3,354
     3,500    Georgia-Pacific Corp., 3.345%, 12/17/05, Term A
                (Bank of America) (acquired 10/14/03-10/17/03; cost-$3,500,588)                    3,508,438
                                                                                             ---------------
                                                                                                  13,545,269
                                                                                             ===============

PIPELINES - 0.8%
     4,476    Kinetics Concepts, 3.92%, 7/14/10, Term B
                (Morgan Stanley Senior Funding. Inc.)
                (acquired 9/4/03-10/1/03; cost-$4,504,376)                                         4,543,391
                                                                                             ---------------

PRINTING/PUBLISHING - 1.1%
     1,021    Readers Digest Association Inc., 3.9375%, 5/20/08, Term B
                (JP Morgan Chase) (acquired 9/3/03; cost-$1,038,000)                               1,026,161
     2,712    Readers Digest Association Inc., 4.25%, 5/20/08, Term B
                (JP Morgan Chase)
                (acquired 9/2/03-9/3/03; cost-$2,700,790)                                          2,726,726
       485    RH Donnelley Corp., 3.39%, 6/30/10, Term B
                (Deutsche Bank AG) (acquired 8/29/03; cost-$494,487)                                 491,636
     1,287    RH Donnelley Corp., 3.42%, 6/30/10, Term B
                (Deutsche Bank AG) (acquired 8/29,03; cost-$1,312,174)                             1,303,441
     1,213    RH Donnelley Corp., 3.43%, 6/30/10, Term B
                (Deutsche Bank AG) (acquired 8/29/03; cost-$1,236,927)                             1,229,307
                                                                                             ---------------
                                                                                                   6,777,271
                                                                                             ===============

RECREATION - 0.3%
     2,000    Six Flags Theme Parks Inc., 3.62%, 6/30/09, Term B
                (Lehman Commercial Paper Inc.)
                (acquired 10/27/03; cost-$2,007,179)                                               2,009,376
                                                                                             ---------------
TELECOMMUNICATIONS - 7.0%
     5,464    Crown Castle International Corp., 4.66%, 9/30/10, Term B
                (JP Morgan Chase)
                (acquired 10/3/03-11/24/03; cost-$5,500,569)                                       5,579,957
       807    Centennial Cellular Communications, 4.42%, 5/31/07, Term B
                (Bank of America) (acquired 8/29/03; cost-$790,838)                                  810,317

 PRINCIPAL
    AMOUNT
     (000)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
$    2,450    Centennial Cellular Communications, 4.45%, 5/31/07, Term B
                (Bank of America) (acquired 8/29/03-11/24/03; cost-$2,436,803)               $     2,459,048
     1,474    Centennial Cellular Communications, 4.68%, 11/30/07, Term C
                (Bank of America) (acquired 8/29/03-11/24/03; cost-$1,461,012)                     1,479,372
        72    Centennial Cellular Communications, 4.70%, 11/30/07, Term C
                (Bank of America) (acquired 8/29/03-11/24/03; cost-$71,225)                           72,119
       618    Centennial Cellular Communications, 4.71%, 11/30/07, Term C
                (Bank of America) (acquired 8/29/03-11/24/03; cost-$612,459)                         620,154
        80    Centennial Cellular Communications,
                Puerto Rico 4.45%, 5/31/07, Term B
                (Bank of America) (acquired 8/29/03; cost-$78,179)                                    80,104
     3,990    Cincinnati Bell Inc., 3.68% 11/30/08, Term D
                (Bank of America) (acquired 11/07/03; cost-$3,990,000)                             4,042,369
       529    Dex Media East LLC, 3.60%, 5/28/09,
                (JP Morgan Chase) (acquired 11/14/03; cost-$528,967)                                 561,552
        65    Dex Media East LLC, 3.61%, 5/28/09,
                (JP Morgan Chase) (acquired 11/7/03; cost-$65,044)                                    65,852
       429    Dex Media East LLC, 3.67%, 5/28/09,
                (JP Morgan Chase) (acquired 11/11/03-12/10/03; cost-$428,564)                        433,888
     1,909    Dex Media East LLC, 3.68%, 5/28/09,
                (JP Morgan Chase) (acquired 11/7/03-11/24/03; cost-$1,908,896)                     1,932,608
       400    Dex Media West LLC, 3.85%, 9/10/10, Term B
                (JP Morgan Chase) (acquired 9/5/03; cost-$400,000)                                   406,150
       496    Dex Media West LLC, 3.87%, 9/10/10, Term B
                (JP Morgan Chase) (acquired 9/5/03; cost-$496,296)                                   503,927
       300    Dex Media West LLC, 3.89%, 9/10/10, Term B
                (JP Morgan Chase) (acquired 9/5/03; cost-$300,000)                                   304,612
     1,167    Dex Media West LLC, 3.92%, 9/10/10, Term B
                (JP Morgan Chase) (acquired 10/14/03; cost-$1,166,667)                             1,184,604
        72    Dex Media West LLC, 3.93%, 9/10/10, Term B
                (JP Morgan Chase) (acquired 9/5/03; cost-$72,222)                                     73,333
     1,133    Dex Media West LLC, 3.94%, 9/10/10, Term B
                (JP Morgan Chase) (acquired 10/14/03; cost-$1,133,333)                             1,150,758
       206    Dex Media West LLC, 3.99%, 9/10/10, Term B
                (JP Morgan Chase) (acquired 9/5/03; cost-$205,556)                                   208,716
     2,262    Dobson Cellular Systems, Inc. 4.37%, 3/15/10,
                (Lehman Brothers Securities)
                (acquired 10/10/03-12/2/03; cost-$2,284,635)                                       2,295,326
     2,729    Dobson Cellular Systems, Inc. 4.43%, 3/15/10,
                (Lehman Brothers Securities) (acquired 10/10/03; cost-$2,729,323)                  2,769,625
     2,500    Inmarsat Ventures PLC., 4.1113%, 10/10/11, Term C
                (Credit Suisse First Boston) (acquired 1/20/04; cost-$2,500,000)                   2,507,812
     2,154    Panamsat Corp., 3.60%, 10/7/10
                (Credit Suisse First Boston) (acquired 10/29//03; cost-$2,153,846)                 2,187,948
     4,000    Qwest Corp., 6.50%, 6/30/07, Term A
                (Morgan Stanley & Co)
                (acquired 9/2/03-9/12/03; cost-$4,072,891)                                         4,205,000
     2,000    Qwest Corp., 6.95%, 6/30/10 Term A
                (Morgan Stanley & Co) (acquired 10/1/03; cost-$2,004,753)                          2,094,000
     1,750    Rural Cellular, 4.88%, 10/3/08, Term B
                (Toronto Dominion) (acquired 9/25/03-10/6/03; cost-$1,737,583)                     1,766,720

 PRINCIPAL
    AMOUNT
     (000)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONCLUDED)
$    1,750    Rural Cellular 5.13%, 4/3/09, Term B
                (Toronto Dominion) (acquired 9/25/03-10/6/03; cost-$1,737,572)               $     1,766,720
                                                                                             ---------------
                                                                                                  41,562,591
                                                                                             ===============

TOBACCO - 0.5%
     2,831    Commonwealth Brands, Inc. 5.1875%, 8/28/07
                (DB Clearing Services) (acquired 9/25/03-10/22/03; cost-$2,841,233)                2,852,669
                                                                                             ---------------

TRANSPORTATION - 0.9%
     5,500    Bombardier Inc., 6.00%, 12/17/10-12/18/10
                (Merrill Lynch Capital Corp.)
                (acquired 12/15/03-1/29/04; cost-$5,533,475)                                       5,565,313
                                                                                             ---------------

UTILITIES - 3.9%
     2,357    AES Corp, 5.19%, 7/25/08 Term B
                (Citigroup Global Markets) (acquired 8/29/03-9/30/03; cost-$2,358,140)             2,390,105
     3,143    AES Corp, 5.32%, 7/29/08 Term B (Citigroup Global Markets)
                (acquired 8/29/03-9/30/03; cost-$3,144,547)                                        3,186,807
        34    DS Waters 3.875%, 11/15/09, Term B (JP Morgan Chase)
                (acquired 11/5/03; cost-$33,750)                                                      34,277
     4,466    DS Waters 3.9375%, 11/15/09, Term B (JP Morgan Chase)
                (acquired 11/5/03-1/8/04; cost-$4,517,769)                                         4,536,035
     5,000    Mission Energy Holdings International Inc., 7.00%, 11/19/06,
                Term B (Citibank, N.A.)
                (acquired 9/4/03-10/1/03; cost-$5,010,230)                                         5,055,210
     6,429    Reliant Resources Inc., 5.35%, 3/15/07 (JP Morgan Chase)
                (acquired 12/4/03-1/22/04; cost-$6,303,720)                                        6,345,553
     1,500    Tucson Electric Power, 6.64125%, 11/14/06, Term B
                (Toronto Dominion) (acquired 9/4/03; cost-$1,510,669)                              1,510,313
                                                                                             ---------------
                                                                                                  23,058,300
                                                                                             ===============

WASTE DISPOSAL - 1.9%
    10,443    Allied Waste North America, 3.92%, 4/30/10, Term B
                (JP Morgan Chase)
                (acquired 8/29/03-12/4/03; cost-$10,553,181)                                      10,614,364
       882    Allied Waste North America, 3.93%, 4/30/10, Term B
                (JP Morgan Chase)
                (acquired 9/18/03-12/1/03; cost-$891,455)                                            896,083
                                                                                             ---------------
                                                                                                  11,510,447
                                                                                             ===============
Total Senior Loan Participations (cost-$318,496,768)                                             321,667,598
                                                                                             ===============

ASSET-BACKED SECURITES--0.5%

                                                                               CREDIT RATING
                                                                               (MOODY'S/S&P)
     3,000    Nextcard Credit Card Master Note Trust, Class B
                Ser 2000-1A 1.90%-2.00%, 12/15/06-4/16/07
                (acquired 1/27/04; cost-$2,882,185) (a) (d) (e) (f)                 B3/B-          2,878,584
                                                                                             ===============

CORPORATE BONDS & NOTES--8.5%

CHEMICALS - 0.2%
     1,500    Arco Chemical Co., 9.375%, 12/15/05                                  B1/BB-          1,537,500
                                                                                             ---------------

 PRINCIPAL
    AMOUNT                                                                     CREDIT RATING
     (000)                                                                     (MOODY'S/S&P)           VALUE
------------------------------------------------------------------------------------------------------------
ENERGY - 0.7%
$    1,244    Calpine Corp., 6.87%, 7/15/07
                (acquired 10/22/03; cost-$1,180,606) (a) (e) (f)                    NR/B     $     1,225,094
     2,500    Dynegy Holdings, Inc., 7.67%, 7/15/08
                (acquired 9/8/03; cost-$2,525,500) (a) (e) (f)                     B3/B-           2,731,250
                                                                                             ---------------
                                                                                                   3,956,344
                                                                                             ===============

FINANCIAL SERVICES - 1.5%
     3,000    Fiat Finance North America Inc., 3.25%, 1/9/07
                (acquired 9/3/03; cost-$2,941,392) (a) (e)                         Ba3/NR          2,973,750
     3,000    Redwood Capital II Ltd., 3.4625%, 1/9/06 (e) (f) (g)               Baa3/BBB-         3,000,000
     3,000    Redwood Capital II Ltd., 5.0125%, 1/9/06 (e) (f) (g)                Ba1/BB+          3,000,000
                                                                                             ---------------
                                                                                                   8,973,750
                                                                                             ===============

HOTELS/GAMING - 0.8%
     3,000    La Quinta Corp., 7.40%, 9/15/05                                     Ba3/BB-          3,146,250
     1,430    MGM Mirage Inc., 6.625%, 2/1/05                                     Ba1/BB+          1,487,200
                                                                                             ---------------
                                                                                                   4,633,450
                                                                                             ===============

INSURANCE - 0.6%
     1,500    Parametric Re Ltd., 5.52%, 11/19/07
                (acquired 9/24/03; cost-$1,551,053) (a) (e) (f) (g)                Ba2/NR          1,544,175
     2,000    Residential Reinsurance Ltd., 6.12313%, 6/18/06
                (acquired 9/24/03; cost-$2,030,118) (a) (d) (e) (g)               Ba2/BB+          2,035,000
                                                                                             ---------------
                                                                                                   3,579,175
                                                                                             ===============

PAPER - 0.3%
     2,000    Abitibi-Consolidated Inc., 8.30% 8/1/05                             Ba1/BB+          2,119,952
                                                                                             ---------------

OIL & GAS - 0.5%
     2,597    Pride International Inc., 9.375%, 5/1/07                             Ba2/BB          2,681,670
                                                                                             ---------------

SPECIAL PURPOSE ENTITY - 1.2%
     3,000    Pioneer 2002 Ltd., 2002-3 6.42%, 6/15/06
                (acquired 12/10/03; cost-$3,036,497) (a) (e) (f) (g)              Ba3/BB+          3,002,190
     4,000    TRAC-X North America 7.375%, 3/25/09
                (acquired 1/29/04; cost-$4,039,621) (a) (e) (h)                    B3/NR           4,082,500
                                                                                             ---------------
                                                                                                   7,084,690
                                                                                             ===============

TELECOMMUNICATIONS - 1.8%
     5,665    Echostar DBS Corp., 4.405%, 10/1/08
                (acquired 9/18/03-11/7/03; cost-$5,687,067) (a) (e) (f)           Ba3/BB-          5,905,762
     5,000    Qwest Communications International Inc., 4.63%, 2/15/09
                (acquired 1/31/04; cost-$5,000,000) (a) (e) (g)                   B3/CCC+          5,000,000
                                                                                             ---------------
                                                                                                  10,905,762
                                                                                             ===============

TOBACCO - 0.2%
     1,000    Commonwealth Brands, Inc. 8.68%, 4/15/08
                (acquired 9/19/03; cost-$1,042,029) (a) (e) (f)                    NR/B-           1,055,000
                                                                                             ---------------

UTILITIES - 0.7%
     4,000    Pacific Gas & Electric Co., 8.33%, 12/31/49
                (acquired 11/25/03; cost-$4,044,473) (a) (e)                      Ba2/NR           4,025,000
                                                                                             ---------------
Total Corporate Bonds & Notes (cost-$49,983,457)                                                  50,552,293
                                                                                             ===============

MORTGAGE-RELATED SECURITIES (a)--1.6%
     2,006    Atlantic Global Fund CBO, 1.53%, 4/1/09 (e) (f)                      Ba1/NR          1,797,677
     3,071    CHYPS CBO Ltd., 6.72%, 1/15/10 (e) (d) (g)                           NR/CC           2,241,618

 PRINCIPAL
    AMOUNT                                                                     CREDIT RATING
     (000)                                                                     (MOODY'S/S&P)           VALUE
------------------------------------------------------------------------------------------------------------
$    1,041    Global Diversified CBO, 9.375%, 5/22/08 (e)                          B2/NR     $       650,719
     2,952    Halyard CBO I Ltd., 1.66%, 3/24/10 (e) (f)                          Baa3/NR          2,752,374
     1,056    Jade CBO Ltd., 7.67%, 10/24/11 (e)                                   B2/NR             633,804
       728    ML CBO, Ser. 1996-C-2 Ser.A, 1.62%, 11/7/06 (e) (f) (g)             Caa1/CC            407,484
     1,799    PPM America High Yield CBO Ltd., 2.07%, 6/1/11 (g)                   NR/NR           1,497,794
                                                                                             ---------------
Total Mortgage-Related Securities (cost-$9,979,040)                                                9,981,470
                                                                                             ===============

SOVEREIGN DEBT OBLIGATIONS (d)--2.7%

BRAZIL - 2.2%
    14,477    Federal Republic of Brazil, 2.0625%, 4/15/09-4/15/12                 B2/B+          13,102,495
                                                                                             ---------------

PANAMA - 0.5%
     3,205    Republic of Panama, 2.00%, 7/17/14-7/17/16                           Ba1/BB          2,991,777
                                                                                             ---------------
Total Sovereign Debt Obligations (cost-$15,857,093)                                               16,094,272
                                                                                             ===============

SHORT-TERM INVESTMENTS--32.7%

COMMERCIAL PAPER - 11.6%

BANKING - 6.6%
     6,100    ANZ Delaware Inc., 1.08%, 2/26/04                                    NR/NR           6,095,425
    11,000    Bank of America Inc., 1.10%, 3/15/04                                 NR/NR          11,000,000
    11,000    Citibank New York N.A. 1.09%, 2/19/04                                NR/NR          11,000,000
    11,000    National Australia Funding 1.075%, 2/10/04                           P1/A1+         10,997,042
                                                                                             ---------------
                                                                                                  39,092,467
                                                                                             ===============

CONGLOMERATES - 2.5%
    15,000    General Electric Capital Corp., 1.10%, 3/15/04                       P1/A1+         14,980,295
                                                                                             ---------------

FINANCING - 2.3%
     9,500    HBOS Treasury Services plc, 1.10%, 2/25/04                           NR/NR           9,493,033
     3,900    UBS Finance, Inc. 1.03%, 4/8/04                                      Aa2/NR          3,892,317
                                                                                             ---------------
                                                                                                  13,385,350
                                                                                             ===============

MISCELLANEOUS - 0.2%
     1,400    Danske Corp. Ser. A., 1.085%, 3/8/04                                 NR/NR           1,398,480
                                                                                             ---------------
Total Commercial Paper (cost-$68,858,213)                                                         68,856,592
                                                                                             ===============

CORPORATE NOTES - 6.2%

ELECTRONICS - 0.4%
     2,500    CMS Energy Corp., 7.625%, 11/15/04                                   B3/B+           2,568,800
                                                                                             ---------------

ENGINEERING - 0.7%
     3,900    ABB Finance Inc. 6.75%, 6/30/04                                      B1/BB-          3,940,076
                                                                                             ---------------

MISCELLANEOUS - 1.0%
     5,000    Gemstone Investors Ltd., 7.71%, 10/31/04
                (acquired 9/3/03-10/20/03; cost-$4,972,801) (a) (e)               Caa1/B-          5,087,500
     1,000    Trinom Ltd. 9.17%, 6/18/04
                (acquired 9/24/03; cost-$1,008,464) (a) (e) (g)                    NR/BB           1,009,370
                                                                                             ---------------
                                                                                                   6,096,870
                                                                                             ===============

OFFICE EQUIPMENT - 0.5%
     3,000    Xerox Capital Europe PLC., 5.875%, 5/15/04                           B1/B+           3,037,500
                                                                                             ---------------

SPECIAL PURPOSE ENTITY - 0.5%
     3,000    Concentric Ltd., 4.28%, 5/13/04 (e) (f)                             Ba1/BB+          3,003,690
                                                                                             ---------------

 PRINCIPAL
    AMOUNT                                                                     CREDIT RATING
     (000)                                                                     (MOODY'S/S&P)           VALUE
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.6%
$   11,800    Qwest Capital Funding, 5.875%, 8/3/04
                (acquired 10/3/03; cost-$11,986,263) (a) (e)                     Caa2/CCC+   $    12,080,250
     3,000    Qwest Corp., 7.20%, 11/1/04                                          Ba3/B-          3,082,800
                                                                                             ---------------
                                                                                                  15,163,050
                                                                                             ===============

UTILITIES - 0.5%
     2,500    Edison International, 6.875%, 9/15/04                               Ba2/BB+          2,571,875
       600    Illinova Corp., 7.125%, 2/1/04                                     Caa2/CCC+           600,000
                                                                                             ---------------
                                                                                                   3,171,875
                                                                                             ===============
Total Corporate Notes (cost-$36,379,208)                                                          36,981,861
                                                                                             ===============

U.S. GOVERNMENT/AGENCY SECURITIES - 14.6%

FANNIE MAE - 3.7%
    22,000    1.077%-1.137%, 2/25/04-3/3/04                                       Aaa/AAA         21,983,701
                                                                                             ---------------

U.S. TREASURY BILLS - 10.9%
    65,100    1.01%-1.03%, 4/15/04-6/3/04                                         Aaa/AAA         64,905,699
                                                                                             ---------------
Total U.S. Government Agency Securities (cost-$86,901,474)                                        86,889,400
                                                                                             ===============

REPURCHASE AGREEMENT - 0.3%
     1,909    State Street Bank & Trust Co.
                dated 1/30/04, 0.80%, due 2/2/04,
                proceeds: $1,909,127; collateralized by Federal Home Loan Bank,
                5/21/13, valued at $1,947,838 (cost-$1,909,000)                                    1,909,000
                                                                                             ---------------
Total Short-Term Investments (cost-$194,047,895)                                                 194,636,853
                                                                                             ===============

TOTAL INVESTMENTS (cost-$591,246,438+) - 100.0%                                              $   595,811,070
                                                                                             ===============

NOTES TO SCHEDULE OF INVESTMENTS:
+ The cost basis of portfolio securities for federal income tax purposes is $591,246,438. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $4,924,288; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $359,656; net unrealized appreciation for federal income tax purposes is $4,564,632.
(a) Private Placement. Restricted as to resale and does not have a readily available market; the aggregate cost and value of such securities is $386,284,493 or 64.8% of investments.
(b) Participation interests were acquired through the financial institution indicated parenthetically.
(c) These securities generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.
(d)  Fair-valued security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At January 31, 2004, these securities amounted to $72,122,791 or 12.1% of investments.
(f) Floating Rate Security. Interest rate shown is the rate in effect at January 31, 2004.
(g)  Illiquid Security
(h)  Credit-linked trust certificate.

GLOSSARY:

CBO - Collateralized Bond Obligation
NR - Not Rated

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND STATEMENT OF ASSETS AND LIABILITIES January 31, 2004 (unaudited)

ASSETS:
Investments, at value (cost-$591,246,438)                                 $   595,811,070
-----------------------------------------------------------------------   ---------------
Cash                                                                              829,364
-----------------------------------------------------------------------   ---------------
Interest receivable                                                             2,678,497
-----------------------------------------------------------------------   ---------------
Receivable for investments sold                                                 1,985,000
-----------------------------------------------------------------------   ---------------
Unrealized appreciation on swaps                                                  706,865
-----------------------------------------------------------------------   ---------------
Premium for swaps purchased                                                       567,500
-----------------------------------------------------------------------   ---------------
Periodic payments receivable on swaps                                             385,920
-----------------------------------------------------------------------   ---------------
Prepaid expenses                                                                   13,760
-----------------------------------------------------------------------   ---------------
  Total Assets                                                                602,977,976
=======================================================================   ===============

LIABILITIES:
Payable for investments purchased                                              44,425,672
-----------------------------------------------------------------------   ---------------
Dividends payable to common and preferred shareholders                          1,394,811
-----------------------------------------------------------------------   ---------------
Deferred facility fees                                                            459,066
-----------------------------------------------------------------------   ---------------
Unrealized depreciation on unfunded loan commitments                              412,707
-----------------------------------------------------------------------   ---------------
Investment management fee payable                                                 354,351
-----------------------------------------------------------------------   ---------------
Unrealized depreciation on swaps                                                   77,807
-----------------------------------------------------------------------   ---------------
Unrealized depreciation on forward foreign currency contracts                      63,818
-----------------------------------------------------------------------   ---------------
Preferred offering costs payable                                                   20,988
-----------------------------------------------------------------------   ---------------
Accrued expenses                                                                   79,721
-----------------------------------------------------------------------   ---------------
  Total Liabilities                                                            47,288,941
-----------------------------------------------------------------------   ---------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET ASSET AND
  LIQUIDATION VALUE PER SHARE APPLICABLE TO AN AGGREGATE OF 8,400
  SHARES ISSUED AND OUTSTANDING)                                              210,000,000
-----------------------------------------------------------------------   ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                              $   345,689,035
=======================================================================   ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
  Par value ($0.00001 per share, applicable to 17,807,405 shares issued
  and outstanding)                                                        $           178
-----------------------------------------------------------------------   ---------------
  Paid-in-capital in excess of par                                            341,261,500
-----------------------------------------------------------------------   ---------------
Dividends in excess of net investment income                                   (1,810,551)
-----------------------------------------------------------------------   ---------------
Net realized gain on investments                                                1,520,743
-----------------------------------------------------------------------   ---------------
Net unrealized appreciation of investments, swaps and foreign currency
transactions                                                                    4,717,165
-----------------------------------------------------------------------   ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                              $   345,689,035
-----------------------------------------------------------------------   ---------------
NET ASSET VALUE PER COMMON SHARE                                          $         19.41
=======================================================================   ===============

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND STATEMENT OF OPERATIONS
For the period August 29, 2003* through January 31, 2004 (unaudited)

INTEREST INCOME:
Interest                                                                  $     6,003,756
-----------------------------------------------------------------------   ---------------
Facility and other fee income                                                      35,896
-----------------------------------------------------------------------   ---------------
                                                                                6,039,652
-----------------------------------------------------------------------   ---------------

EXPENSES:
Investment management fees                                                      1,439,168
-----------------------------------------------------------------------   ---------------
Auction agent fees and commissions                                                115,400
-----------------------------------------------------------------------   ---------------
Custodian and accounting agent fees                                                34,320
-----------------------------------------------------------------------   ---------------
Audit and tax services                                                             30,420
-----------------------------------------------------------------------   ---------------
Reports to shareholders                                                            18,720
-----------------------------------------------------------------------   ---------------
Transfer agent fees                                                                12,792
-----------------------------------------------------------------------   ---------------
Trustees' fees and expenses                                                        11,700
-----------------------------------------------------------------------   ---------------
New York Stock Exchange listing fees                                               10,931
-----------------------------------------------------------------------   ---------------
Legal fees                                                                          9,360
-----------------------------------------------------------------------   ---------------
Investor relations                                                                  3,120
-----------------------------------------------------------------------   ---------------
Miscellaneous                                                                       9,417
-----------------------------------------------------------------------   ---------------
  Total expenses                                                                1,695,348
-----------------------------------------------------------------------   ---------------

NET INVESTMENT INCOME                                                           4,344,304
=======================================================================   ===============

REALIZED AND UNREALIZED GAIN:
Net realized gain on:
-----------------------------------------------------------------------   ---------------
  Investments                                                                     320,475
-----------------------------------------------------------------------   ---------------
  Swaps                                                                         1,200,268
-----------------------------------------------------------------------   ---------------
Net unrealized appreciation of investments, swaps,
  and foreign currency transactions                                             4,717,165
-----------------------------------------------------------------------   ---------------
Net realized and unrealized gain on investments, swaps,
  and foreign currency transactions                                             6,237,908
-----------------------------------------------------------------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                10,582,212
=======================================================================   ===============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                         (639,860)
-----------------------------------------------------------------------   ---------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM INVESTMENT OPERATIONS                                    $     9,942,352
=======================================================================   ===============

* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
                                APPLICABLE TO COMMON SHAREHOLDERS

                                                                                                 FOR THE PERIOD
                                                                                                AUGUST 29, 2003*
                                                                                                    THROUGH
                                                                                                JANUARY 31, 2004
                                                                                                  (UNAUDITED)
                                                                                                ----------------
INVESTMENT OPERATIONS:
Net investment income                                                                           $      4,344,304
---------------------------------------------------------------------------------------------   ----------------
Net realized gain on investments, swaps and foreign currency transactions                              1,520,743
---------------------------------------------------------------------------------------------   ----------------
Net unrealized appreciation of investments, swaps, and foreign currency transactions                   4,717,165
---------------------------------------------------------------------------------------------   ----------------
Net increase in net assets resulting from investment operations                                       10,582,212
=============================================================================================   ================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                                (639,860)
---------------------------------------------------------------------------------------------   ----------------
Net increase in net assets applicable to common shareholders resulting from
  investment operations                                                                                9,942,352
---------------------------------------------------------------------------------------------   ----------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                                           (5,514,995)
---------------------------------------------------------------------------------------------   ----------------

CAPITAL SHARE TRANSACTIONS:

Net proceeds from the sale of common stock                                                           343,462,500
---------------------------------------------------------------------------------------------   ----------------
Preferred shares underwriting discount charged to paid-in capital in excess of par                    (2,100,000)
---------------------------------------------------------------------------------------------   ----------------
Common stock and preferred shares offering costs charged to paid-in capital in excess of par          (1,210,000)
---------------------------------------------------------------------------------------------   ----------------
Reinvestment of dividends                                                                              1,009,177
---------------------------------------------------------------------------------------------   ----------------
  Net increase in capital share transactions                                                         341,161,677
---------------------------------------------------------------------------------------------   ----------------
Total increase in net assets applicable to common shareholders                                       345,589,034
=============================================================================================   ================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                                      100,001
---------------------------------------------------------------------------------------------   ----------------
End of period (including dividends in excess of net investment income of $1,810,551)            $    345,689,035
=============================================================================================   ================

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                                17,750,000
---------------------------------------------------------------------------------------------   ----------------
Issued in reinvestment of dividends                                                                       52,237
---------------------------------------------------------------------------------------------   ----------------
NET INCREASE                                                                                          17,802,237
=============================================================================================   ================

* Commencement of operations

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND STATEMENT OF CASH FLOWS
For the period August 29, 2003* through January 31, 2004 (unaudited)

CASH FLOWS USED FOR OPERATING ACTIVITIES:
  Purchases of long-term investments                                                   $  (471,967,887)
------------------------------------------------------------------------------------   ---------------
  Proceeds from sales of long-term investments                                              81,160,810
------------------------------------------------------------------------------------   ---------------
  Interest and facility fee income received                                                  3,795,269
------------------------------------------------------------------------------------   ---------------
  Swap premium paid                                                                           (567,500)
------------------------------------------------------------------------------------   ---------------
  Realized net gain on swaps                                                                   814,348
------------------------------------------------------------------------------------   ---------------
  Prepaid expenses                                                                             (13,760)
------------------------------------------------------------------------------------   ---------------
  Operating expenses paid                                                                   (1,261,276)
------------------------------------------------------------------------------------   ---------------
  Net increase in short-term investments                                                  (157,653,262)
------------------------------------------------------------------------------------   ---------------
NET CASH USED FOR OPERATING ACTIVITIES                                                    (545,693,258)
====================================================================================   ===============

CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from common shares sold                                                         343,462,500
------------------------------------------------------------------------------------   ---------------
  Issuance of preferred shares                                                             210,000,000
------------------------------------------------------------------------------------   ---------------
  Common and preferred shares offering costs and underwriting discount paid                 (3,289,012)
------------------------------------------------------------------------------------   ---------------
  Cash dividends paid (excluding reinvestment of $1,009,177)                                (3,750,867)
------------------------------------------------------------------------------------   ---------------
NET CASH FROM FINANCING ACTIVITIES                                                         546,422,621
====================================================================================   ===============

NET INCREASE IN CASH                                                                           729,363
------------------------------------------------------------------------------------   ---------------
CASH AT BEGINNING OF PERIOD                                                                    100,001
------------------------------------------------------------------------------------   ---------------
CASH AT END OF PERIOD                                                                  $       829,364
====================================================================================   ===============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS
TO NET CASH USED FOR OPERATING ACTIVITIES:
Net increase in net assets from operations                                             $    10,582,212
------------------------------------------------------------------------------------   ---------------
Increase in receivable for investments sold                                                 (1,985,000)
------------------------------------------------------------------------------------   ---------------
Increase in interest receivable                                                             (2,678,497)
------------------------------------------------------------------------------------   ---------------
Increase in periodic payments receivable on swaps                                             (385,920)
------------------------------------------------------------------------------------   ---------------
Increase in premium for swaps purchased                                                       (567,500)
------------------------------------------------------------------------------------   ---------------
Increase in prepaid expenses                                                                   (13,760)
------------------------------------------------------------------------------------   ---------------
Increase in payable to Investment Manager                                                      354,351
------------------------------------------------------------------------------------   ---------------
Increase in net unrealized appreciation on swaps                                              (629,058)
------------------------------------------------------------------------------------   ---------------
Increase in unrealized depreciation on forward foreign currency contracts                       63,818
------------------------------------------------------------------------------------   ---------------
Increase in unrealized depreciation on unfunded loan commitments                               412,707
------------------------------------------------------------------------------------   ---------------
Increase in accrued expenses                                                                    79,721
------------------------------------------------------------------------------------   ---------------
Increase in deferred facility fees                                                             459,066
------------------------------------------------------------------------------------   ---------------
Increase in payable for investments purchased                                               44,425,672
------------------------------------------------------------------------------------   ---------------
Net increase in investments                                                               (595,811,070)
====================================================================================   ===============
NET CASH USED FOR OPERATING ACTIVITIES                                                 $  (545,693,258)
====================================================================================   ===============

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Floating Rate Income Fund (the "Fund") was organized as a Massachusetts business trust on June 19, 2003. Prior to commencing operations on August 29, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 5,168 shares of beneficial interest at an aggregate purchase price of $100,001 to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager") serves as the Fund's Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to seek high current income, consistent with the preservation of capital by investing primarily in floating rate debt instruments, a substantial portion of which will be senior floating rate loans. The ability of the issuers of the Fund's investments to meet their obligations may be affected by economic developments in a specific industry.

The Fund issued 16,250,000 shares of common stock, in its initial public offering. An additional 1,500,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $20.00 per share before an underwriting discount of $0.65 per share. Common offering costs of $710,000 (representing $0.04 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all offering costs (other than the sales load) and organizational expenses exceeding $0.04 per share. Because aggregate offering costs and organizational expenses exceeded $0.04 per common share, all organizational expenses and offering costs in excess of $0.04 per common share were reimbursed by the Investment Manager. In addition, the underwriters' commission and offering costs associated with the issuance of Preferred Shares in the amounts of $2,100,000 and $500,000, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments in senior floating rate loans ("Senior Loans") are valued in accordance with guidelines established by the Board of Trustees. Under the Fund's guidelines, Senior Loans for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by a Board-approved independent pricing service. Other Senior Loans are valued at fair value by the Fund's Sub-Adviser, pursuant to procedures approved by the Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants;
(2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities and financial instruments are valued by an independent pricing service approved by the Board of Trustees, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/significant event occurs that significantly impacts the value of a security may be fair valued, pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined weekly on the last business day of the week at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Facility fees and other fees (such as consent fees, origination fees and amendment fees) received by the Fund are amortized as income over the expected term of the loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) SENIOR LOAN PARTICIPATIONS
When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations ("Selling Participant"), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

(f) CREDIT DEFAULT SWAPS
The Fund enters into credit default swap contracts ("swaps") for investment purposes, to manage its credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to realized gains and losses.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(g) FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(h) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Like an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(i) REPURCHASE AGREEMENTS
The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as the Fund's Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly, at an annual rate of 0.75% of the Fund's average weekly total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund's average weekly total managed assets for the period from commencement of operations through August 31, 2008. Commencing September 1, 2008, the Investment Manager will pay the Sub-Adviser a monthly fee at the annual rate of 0.55% of the Fund's average weekly total managed assets. The Investment Manager informed the Fund that it paid the Sub-Adviser $748,354 in connection with its sub-advisory services for the period ended January 31, 2004.

3. INVESTMENTS IN SECURITIES
For the period ended January 31, 2004, purchases and sales of investments, other than short-term securities, were $516,393,559 and $82,808,083, respectively.

(a) Credit default swap contracts outstanding at January 31, 2004 were as follows:

                          NOTIONAL
SWAP                       AMOUNT                         FIXED
COUNTERPARTY/            PAYABLE ON                      PAYMENTS     UNREALIZED
REFERENCED DEBT            DEFAULT                       RECEIVED    APPRECIATION/
OBLIGATION                  (000)     TERMINATION DATE    BY FUND   (DEPRECIATION)
----------------------------------------------------------------------------------
Credit Suisse
  SAMI                    $  4,700        9/20/08          2.45%     $      (580)
Credit Suisse
  SAMI                      10,000        9/20/08          2.45%          66,267
Credit Suisse
  SAMI                       7,000        9/20/08          2.45%          20,137
Goldman Sachs,
  TRAC-X B                   4,000        3/20/09          4.10%               0
JP Morgan Chase
  TRAC-X B                  12,500        3/20/09          4.10%          10,943
JP Morgan Chase
  TRAC-X 100                19,000        3/20/09          3.50%         (77,224)
JP Morgan Chase
  EMDI                       5,000       12/20/08          4.07%          27,616
JP Morgan Chase
  EMDI                      10,000       12/20/08          4.07%         315,231
Lehman Brothers
  Triton Credit
  One Month Libor Plus
    2.75% 6/30/08            5,000        6/20/08          3.00%          45,338
Lehman Brothers
  L-3Com Reval Credit
    Libor + 200 bps
    2/25/08                  5,000       12/20/08          1.50%              (3)
Merrill Lynch
  Williams Credit
    8.75%, 3/15/32           3,000       11/15/04          5.25%          76,074
Merrill Lynch
  PSEG Energy Credit
    7.75%, 4/16/07           3,500        12/4/06          2.95%         145,259
                                                                     ===========
                                                                     $   629,058
                                                                     ===========

(b) Forward foreign currency contracts outstanding at January 31, 2004 were:

                                      U.S.$ VALUE      U.S.$ VALUE      UNREALIZED
PURCHASED                          ORIGINATION DATE  JANUARY 31, 2004  DEPRECIATION
-----------------------------------------------------------------------------------
2,045,000 Euros settling 2/10/04      $ 2,603,553      $ 2,539,735       $ 63,818
                                                                         ========

(c) At January 31, 2004, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

BORROWER                      UNFUNDED COMMITMENTS
--------------------------------------------------
Dex Media LLC                      $ 2,000,000
Houghton Mifflin Co.                 2,750,000
Tenet Healthcare Corp.               5,000,000
                                   -----------
                                   $ 9,750,000

4. AUCTION PREFERRED SHARES
The Fund has issued 2,800 shares of Preferred Shares Series T, 2,800 shares of Preferred Shares Series W and 2,800 shares of Preferred Shares Series TR, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended January 31, 2004, the annualized dividend rate ranged from:

                                           HIGH            LOW      AT JANUARY 31, 2004
-----------------------------------------------------------------------------------------
Series T                                   1.75%          1.12%             1.12%
Series W                                   1.75%          1.12%             1.12%
Series TH                                  1.75%          1.06%             1.06%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On February 6, 2004, a dividend of $0.076943 per share was declared to common shareholders payable March 5, 2004 to shareholders of record on February 20, 2004.

On March 5, 2004, a dividend of $0.07684 per share was declared to common shareholders payable April 2, 2004 to shareholders of record on March 19, 2004.

6. SUBSEQUENT EVENT
On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed the Investment Manager that it intended to recommend that the Commission bring civil and administrative actions against the Investment Manager and one of its investment advisory affiliates seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgement interest and civil penalties in connection with the Commission staff's investigation of "market timing" and related trading activities in certain open-end investment companies advised by the Investment Manager (the "Subject Funds").

On February 17, 2004, the Attorney General of New Jersey filed a complaint alleging, among other things, that the Sub-Adviser and certain of its affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in the Subject Funds and certain other mutual funds advised by the Sub-Adviser. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

The proceedings described above do not allege that any inappropriate activity took place in the Fund and the Fund is not named in the proceedings.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against the Investment Manager, the Sub-Adviser or certain of their affiliates, the Investment Manager, the Sub-Adviser and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, the Investment Manager and the Sub-Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager and the Sub-Adviser from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

Since February, 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates, open-end investment companies advised by the Investment Manager or Sub-Adviser (the "Open-End Funds"), their boards of trustees and other mutual funds advised by the Investment Manager or the Sub-Adviser have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specified periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Fund has been named in two of the class action lawsuits, one filed in the Southern District of New York and one filed in the District of New Jersey.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Open-End Funds advised by the Investment Manager or the Sub-Adviser. In addition, the Attorney General of the State of California has publicly announced an investigation into the Open-End Funds brokerage recognition and revenue-sharing arrangements.

The Investment Manager, the Sub-Adviser and their affiliates believe that additional lawsuits may be filed in federal or state courts naming the Investment Manager, the Sub-Adviser, the Subject Funds, the Open-End Funds, the Fund, the Fund's Trustees and/or their affiliates.

Although it is not possible to predict what, if any, effect the foregoing will have on the market for the Fund's shares, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the operations of the Fund or on the Investment Manager's, or Sub-Adviser's ability to perform their respective investment advisory services to the Fund.

PIMCO FLOATING RATE INCOME FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period August 29, 2003* through January 31, 2004:
(unaudited)

Net asset value, beginning of period                                                       $         19.35**
----------------------------------------------------------------------------------------   ---------------
INVESTMENT OPERATIONS:

Net investment income                                                                                 0.25
----------------------------------------------------------------------------------------   ---------------
Net realized and unrealized gain on investments, swaps and foreign currency transactions              0.35
----------------------------------------------------------------------------------------   ---------------
Total from investment operations                                                                      0.60
----------------------------------------------------------------------------------------   ---------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                             (0.04)
----------------------------------------------------------------------------------------   ---------------
Net increase in net assets applicable to common shares resulting from
investment operations                                                                                 0.56
----------------------------------------------------------------------------------------   ---------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME:                                         (0.31)
----------------------------------------------------------------------------------------   ---------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in excess of par                              (0.04)
----------------------------------------------------------------------------------------   ---------------
Preferred shares offering costs/underwriting discount charged to paid-in capital
in excess of par                                                                                     (0.15)
----------------------------------------------------------------------------------------   ---------------
  Total capital share transactions                                                                   (0.19)
----------------------------------------------------------------------------------------   ---------------
Net asset value, end of period                                                             $         19.41
----------------------------------------------------------------------------------------   ---------------
Market price, end of period                                                                $         20.10
----------------------------------------------------------------------------------------   ---------------
TOTAL INVESTMENT RETURN (1)                                                                           2.12%
----------------------------------------------------------------------------------------   ---------------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)                          $       345,689
----------------------------------------------------------------------------------------   ---------------
Ratio of expenses to average net assets (2)(3)                                                        1.18%
----------------------------------------------------------------------------------------   ---------------
Ratio of net investment income to average net assets (2)(3)                                           3.01%
----------------------------------------------------------------------------------------   ---------------
Preferred shares asset coverage per share                                                  $        66,150
----------------------------------------------------------------------------------------   ---------------
Portfolio turnover                                                                                      32%
----------------------------------------------------------------------------------------   ---------------

*    Commencement of operations.
** Initial public offering price of $20.00 per share less underwriting discount of $0.65 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)  Annualized.

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
  Trustee, Chairman, Chairman of the Board
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Hans W. Kertess
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President & Secretary
Raymond G. Kennedy
  Vice President
David C. Hinman
  Vice President
Jason R. Rosiak
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Jennifer A. Patula
  Assistant Secretary

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Floating Rate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of each Fund without examination by independent auditors, who did not express an opinion hereon.

Information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT  Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES  Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT  Not required in this filing

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES. Disclosure requirement not currently effective

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Funds website at www.pimcofunds.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The Registrant has not yet held its first annual shareholders' meeting, so these procedures have yet to be disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A, and this is the first Form N-CSR filing made by the Registrant after Item 9 was added to the Form. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommmendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Floating Rate Income Fund

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: April 7, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: April 7, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 7, 2004